Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.42%(a)
Alabama–3.07%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$182,499
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,065	1,148,920
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	755	805,839
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	1,900	1,637,050
Series 2008, RB(c)	2.00%	01/01/2060	400	21,271
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,071,321
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,115	1,128,235
Series 2024 A, RB	5.00%	11/01/2035	1,250	1,305,590
Series 2025 A, RB(b)	5.00%	06/01/2035	825	843,928
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,050	1,116,627
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	565	573,405
University of South Alabama; Series 2024 A, Ref. RB (INS - BAM)(e)	5.25%	04/01/2054	2,290	2,387,471
				12,222,156
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	263,866
Arizona–2.79%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(d)	5.00%	07/01/2039	895	894,964
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2049	500	465,997
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(d)	5.00%	12/15/2040	185	184,665
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	788,818
Series 2017, Ref. RB	5.00%	11/15/2045	665	509,923
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	165	155,704
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	2,240	2,349,933
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	270	236,103
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	885	831,865
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	2,530	2,661,729
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,930	2,037,289
				11,116,990
Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	463,023
California–14.71%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	851,849
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,250	983,210
Series 2025, GO Bonds(f)	5.00%	03/01/2055	2,525	2,661,969
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	790	839,927
Series 2024, RB(b)	5.00%	04/01/2032	1,105	1,172,537
Series 2024, RB(b)	5.00%	10/01/2032	945	985,525
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	269,490
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	8,390	845,965
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,205	201,111
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	3,125	2,802,560
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,474
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2046	500	476,779
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,245	1,275,676
Series 2018 A, RB(h)	5.00%	12/31/2047	1,500	1,504,044
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $186,174)(d)(i)(j)	5.00%	08/01/2039	185	139,436
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(h)	5.00%	07/01/2027	250	250,149
Series 2012, RB(d)(h)	5.00%	07/01/2030	165	165,095
Series 2012, RB(d)(h)	5.00%	07/01/2037	1,730	1,730,188
Series 2012, RB(d)(h)	5.00%	11/21/2045	2,030	2,030,225
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(d)	5.25%	12/01/2056	750	750,009
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	4,745	5,124,360
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	3,280	3,443,798
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,594,323
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	625	466,727
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	355	355,088
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,190	118,996
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(h)	5.00%	05/15/2044	2,950	3,016,938
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	1,555	1,680,167
Series 2025, RB(f)	5.25%	12/01/2054	575	616,425
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(e)	5.00%	08/01/2050	930	961,374
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,583,498
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(c)	6.25%	08/01/2043	1,500	1,557,071
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	1,540	1,653,280
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	4,065	3,775,166
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,216,163
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,449,379
Series 2025, RB(f)(h)	5.00%	07/01/2048	1,890	1,930,682
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(h)	5.00%	05/01/2038	505	524,249
Series 2019 E, RB(h)	5.00%	05/01/2050	1,760	1,772,111
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	450	478,617
Series 2025, RB(h)	5.50%	05/01/2055	1,850	1,963,601
Series 2026 A, Ref. RB(h)	5.50%	05/01/2056	1,220	1,300,107
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	2,605	996,495
				58,533,833
Colorado–7.10%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	1,790	1,714,951
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	614,748
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	715,213
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2048	250	258,002
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	465	488,172
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(d)	5.00%	12/01/2047	1,260	1,259,977
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	493,490
Series 2022, RB	6.50%	12/01/2053	500	523,432
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	$555	$492,170
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,297,122
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,096,055
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(d)	5.00%	04/01/2035	935	1,012,042
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.50%	03/01/2065	1,000	986,542
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	1,235	743,260
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,185	1,199,946
Series 2018 A-2, RB(g)	0.00%	08/01/2033	1,700	1,276,628
Series 2025, RB(f)(h)	5.00%	11/15/2047	1,905	1,951,365
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	304,585
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	508	499,914
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	430	444,468
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	545	565,489
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,630
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.38%	12/01/2045	820	820,650
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	910,062
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,455
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	630	647,042
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.63%	12/01/2054	500	479,419
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(e)	5.25%	12/01/2050	565	585,489
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	552,000
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2040	500	540,473
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	625	625,961
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,487
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,253,093
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	286,716
Series 2021 A-2, RB(c)	4.50%	12/01/2041	1,535	1,209,526
				28,262,952
District of Columbia–1.84%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	493,998
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,299,584
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,101,122
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB(f)(k)	5.25%	07/15/2055	1,630	1,710,569
Series 2025, RB(f)(k)	5.25%	07/15/2053	1,635	1,708,076
				7,313,349
Florida–12.03%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	904,913
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	323,943
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	560	504,722
Series 2022 A, RB	4.00%	10/01/2047	1,000	969,187
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,677,447
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	925	989,572
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	914,127
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(d)(h)(i)	12.00%	07/15/2028	$560	$156,800
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,424,459) (INS - AGI)(e)(h)(j)	5.00%	07/01/2044	1,385	1,366,263
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $2,132,784) (INS - AGI)(e)(h)(j)	5.25%	07/01/2053	2,145	2,130,454
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $661,710)(h)(j)	5.50%	07/01/2053	650	461,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	1,885	2,026,942
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,120	1,204,337
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	800	801,234
Series 2024, RB(h)	5.25%	10/01/2048	1,245	1,305,744
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,226,510
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	1,895	1,901,103
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	2,495	2,655,558
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,250	1,319,955
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	675	689,730
Series 2020 A, Ref. RB	5.75%	08/15/2050	790	788,822
Series 2020 A, Ref. RB	5.75%	08/15/2055	210	206,095
Lee (County of), FL; Series 2026 A-1, RB(h)	5.50%	10/01/2056	1,975	2,067,654
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,115	1,115,375
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(h)	5.00%	10/01/2040	1,010	1,024,045
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	975	992,524
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	630	640,426
Series 2025 A, RB(h)	5.50%	10/01/2055	335	352,331
Series 2025, RB(f)	5.00%	07/01/2052	1,755	1,801,641
Series 2025, RB(f)	5.25%	10/01/2054	3,170	3,331,316
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,885	1,765,904
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,000	1,000,614
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	1,730	1,785,869
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,250	1,300,559
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	1,200	308,908
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	81,012
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	76,492
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	61,476
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	1,520	1,570,910
Reunion East Community Development District; Series 2005, RB(i)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	869,024
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	570,958
Sterling Hill Community Development District; Series 2003 A, RB(l)(m)	6.20%	05/01/2035	828	314,511
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	979,660
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	4,255	1,337,288
				47,873,457
Georgia–2.46%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(h)	5.25%	07/01/2044	860	919,408
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2056	1,605	1,672,384
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	820	848,516
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	572,759
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	925	937,443
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	945	946,990
Series 2023 B, RB(b)	5.00%	03/01/2030	1,350	1,425,970
Series 2024 B, RB(b)	5.00%	03/01/2032	1,260	1,358,410
Series 2024 E, RB(b)	5.00%	12/01/2032	1,050	1,114,345
				9,796,225
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.13%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	$2,855	$3,013,111
Series 2025, RB(f)(h)	5.50%	07/01/2054	1,405	1,496,087
				4,509,198
Idaho–0.83%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	239,640
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	315,088
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	2,595	2,727,544
				3,282,272
Illinois–5.14%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(e)(g)	0.00%	01/01/2029	1,710	1,557,242
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,270	1,280,704
Series 2025 A, GO Bonds	6.00%	01/01/2050	270	284,146
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,102,436
Series 2024 A, RB(h)	5.50%	01/01/2059	1,570	1,625,514
Series 2025 E, RB(h)	5.50%	01/01/2055	1,230	1,277,635
Series 2026 A, RB	5.25%	01/01/2056	2,220	2,320,253
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	524,389
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	927,467
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(e)	4.00%	01/01/2042	1,270	1,225,104
Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	505	531,927
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	895	899,633
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	200,886
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	970,346
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,106,035
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	974	912,498
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(n)	5.00%	06/01/2026	2,005	2,005,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	969	748,836
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	920	938,148
				20,438,199
Indiana–1.46%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	1,865	2,003,107
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,667,174
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	175	175,170
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	600	628,232
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,235	1,322,119
				5,795,802
Iowa–1.58%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	318,685
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	940,219
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(n)	5.00%	12/01/2032	2,050	2,323,185
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	196,683
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2055	1,100	1,152,395
PEFA Inc. (Gas); Series 2019, RB(b)(n)	5.00%	09/01/2026	1,345	1,352,474
				6,283,641
Kentucky–1.49%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(h)	4.70%	01/01/2052	500	473,936
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(e)	5.00%	12/01/2047	395	394,980
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$830	$830,744
Series 2015 A, RB	5.00%	07/01/2040	750	750,523
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,020,442
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,260	1,343,639
Series 2025 B, RB	5.00%	12/01/2033	615	632,662
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	465	481,392
				5,928,318
Louisiana–1.05%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(d)	3.90%	11/01/2044	520	474,900
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(h)	5.50%	09/01/2059	1,940	1,977,168
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,250	1,341,133
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(e)	5.00%	10/01/2048	375	378,893
				4,172,094
Maryland–1.65%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	988,703
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	765,377
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	350,857
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	750	783,844
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(h)	5.25%	06/30/2055	1,050	1,051,562
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	693,063
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(o)	2.30%	08/15/2033	1,915	1,915,000
				6,548,406
Massachusetts–1.77%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	3,430	3,543,009
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,091,365
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,235	1,314,671
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(n)	5.00%	07/15/2030	270	294,333
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	790	810,251
				7,053,629
Michigan–3.90%
Academy of Warren; Series 2020 A, RB(d)	5.50%	05/01/2050	250	230,950
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,209,774
Series 2024, RB(f)	5.50%	11/15/2049	2,330	2,508,162
Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(o)	1.67%	04/15/2058	2,420	2,420,000
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	200	201,925
Series 2020, Ref. RB	5.00%	06/01/2045	360	345,096
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	1,460	1,482,734
Series 2025, RB(f)	5.10%	06/01/2056	2,155	2,200,130
Series 2025, RB(f)	5.40%	10/01/2060	2,320	2,402,911
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,525	1,526,207
				15,527,889
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.78%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$400	$348,532
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	441,702
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,550	1,593,516
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	502,242
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	231,371
				3,117,363
Mississippi–0.30%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	625	641,338
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	557,621
				1,198,959
Missouri–1.97%
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(b)(n)	5.50%	06/03/2026	795	795,117
Series 2011, Ref. RB	5.50%	09/01/2028	875	878,379
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(h)	5.00%	03/01/2046	3,555	3,589,222
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	367,262
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	244,554
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,399,864
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	6.00%	10/01/2049	575	577,439
				7,851,837
Nebraska–1.94%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,873,523
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	630	659,421
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	812,301
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(e)	4.00%	02/01/2051	1,545	1,438,950
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	1,850	1,947,230
				7,731,425
Nevada–1.34%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	3,965	4,094,153
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	875	927,764
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)(h)	12.00%	11/02/2026	545	305,200
				5,327,117
New Hampshire–1.01%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,189	1,208,770
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	827,763
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,976,118
				4,012,651
New Jersey–4.93%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(e)(f)	5.25%	07/01/2026	6,625	6,639,116
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	245	245,314
Series 2012, RB(h)	5.75%	09/15/2027	350	350,610
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,190	2,192,446
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,205	2,077,212
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2024 CC, RB	5.25%	06/15/2050	$1,145	$1,206,044
Series 2024 CC, RB	5.25%	06/15/2055	1,255	1,315,736
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	930	1,001,207
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,178,553
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,251,642
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,175	1,142,153
				19,600,033
New York–21.04%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(h)(p)	5.25%	12/31/2033	200	202,072
Empire State Development Corp.; Series 2025, RB(f)	5.00%	03/15/2050	2,745	2,836,818
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,690,010
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	995	1,012,357
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	1,750	1,522,510
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,015	1,110,844
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	1,725	1,857,554
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,130	1,190,851
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,145,546
Series 2026, Ref. VRD RB(o)	2.10%	06/15/2041	7,000	7,000,000
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,743,153
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2046	4,260	4,352,265
Series 2026 A, Ref. RB	5.25%	03/15/2056	1,830	1,936,886
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,475,027
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	250	265,102
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,130	2,822,469
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.00%	11/15/2053	1,305	1,354,963
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,649,245
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	1,950	1,788,288
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,744,158
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	945	947,823
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	163,390
Series 2010 A, RB(d)	6.25%	06/01/2041	982	969,412
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,312,323
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	4,375	4,378,555
New York State Dormitory Authority; Series 2025, RB(f)	5.50%	03/15/2053	2,770	2,998,525
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	280	280,174
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,000	999,974
Series 2020, Ref. RB(h)	5.25%	08/01/2031	305	318,410
Series 2020, Ref. RB(h)	5.38%	08/01/2036	705	734,342
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	1,565	1,599,366
Series 2018, RB(h)	5.00%	01/01/2034	1,510	1,540,805
Series 2018, RB(h)	5.00%	01/01/2036	930	946,393
Series 2020, RB(h)	4.38%	10/01/2045	875	838,018
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	$1,620	$1,627,803
Series 2024, RB(h)	5.50%	06/30/2054	1,160	1,176,398
Series 2024, RB(h)	5.50%	06/30/2060	1,200	1,215,749
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(e)(h)	5.50%	06/30/2059	1,255	1,299,220
Series 2025, RB(h)	6.00%	06/30/2059	1,255	1,323,485
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,465	2,464,987
Series 2016 A, RB(h)	5.25%	01/01/2050	2,355	2,355,151
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2036	740	786,827
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(h)	5.00%	12/01/2038	455	479,689
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2060	50	50,802
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,240	1,255,038
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,025	2,186,457
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	575,288
Series 2025, RB(f)	5.25%	05/15/2062	3,920	4,053,171
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	375	403,230
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,739,806
				83,720,729
North Carolina–0.34%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	710	726,153
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2053	2,250	610,572
				1,336,725
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	875	769,924
Series 2017 C, RB	5.00%	06/01/2053	680	579,433
				1,349,357
Ohio–5.50%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,849,707
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,890	4,709,636
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	920	930,732
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	600	600,873
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	285	289,330
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(h)	5.50%	01/01/2050	2,105	2,228,357
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	875,407
Series 2017, Ref. RB	5.50%	02/15/2057	645	645,142
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2049	725	761,898
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	1,480	1,544,710
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,092,045
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	500	547,414
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,495	2,494,834
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $797,560)(d)(i)(j)	6.00%	04/01/2038	814	10,171
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	689,990
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,624,189
				21,894,435
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–2.71%
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	$1,235	$1,315,076
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,834,977
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,100	1,176,497
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	3,800	4,116,472
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	617,862
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	250	250,037
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	475	475,070
				10,785,991
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	557	566,313
Oregon–0.61%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	1,330	1,325,683
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,070	1,120,556
				2,446,239
Pennsylvania–3.40%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(e)(h)	5.50%	01/01/2048	1,025	1,078,073
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	581,155
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	500	326,265
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	1,505	1,522,692
Series 2022, RB (INS - AGI)(e)(h)	5.00%	12/31/2057	750	753,950
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	410	369,044
Series 2026 A, Ref. RB	5.25%	12/15/2051	1,605	1,677,119
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	745,152
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,047,110
Series 2021 A, RB	4.00%	12/01/2050	680	613,816
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	610	611,566
Series 2021, Ref. RB (INS - AGI)(e)(h)	4.00%	07/01/2046	1,275	1,175,305
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(n)	5.00%	05/01/2027	440	449,099
Series 2017, RB	5.00%	11/01/2047	455	455,047
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,299,142
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	310	290,841
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	480	520,275
				13,515,651
Puerto Rico–5.34%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,245	1,263,893
Series 2002, RB	5.63%	05/15/2043	1,110	1,125,551
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	942,021
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	247,360
Series 2008 A, RB(g)	0.00%	05/15/2057	15,525	717,713
Series 2008 B, RB(g)	0.00%	05/15/2057	28,010	876,307
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	942,723
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	731,510
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	433,656
Subseries 2022, RN(g)	0.00%	11/01/2043	83	57,134
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	$1,645	$1,682,494
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	825	834,030
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	712,135
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,540,293
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	506,203
Series 2018 A-1, RB(g)	0.00%	07/01/2046	6,175	2,253,975
Series 2018 A-1, RB(g)	0.00%	07/01/2051	8,095	2,174,125
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,096,313
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,586,052
Series 2019 A-2, RB	4.33%	07/01/2040	920	917,391
Series 2019 A-2, RB	4.78%	07/01/2058	630	606,913
				21,247,792
Rhode Island–0.57%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	530	530,309
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,754,586
				2,284,895
South Carolina–1.27%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	991,240
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,485	1,591,325
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	380	403,165
South Carolina (State of) Public Service Authority; Series 2026 A, RB	5.25%	12/01/2056	740	771,300
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,260	1,310,119
				5,067,149
South Dakota–0.79%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,536,186
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	770	771,357
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	823,749
				3,131,292
Tennessee–6.34%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,750	1,812,600
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,375,152
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(e)(g)	0.00%	07/01/2026	12,525	12,486,772
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,454,023
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,190	2,394,609
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,175,301
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(h)	5.00%	07/01/2054	285	286,581
Series 2026 B, RB(h)	5.25%	07/01/2056	1,235	1,272,010
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	1,875	1,989,443
				25,246,491
Texas–16.97%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,065	964,113
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	880	913,601
Austin Community College District; Series 2025, GO Bonds(f)	5.25%	08/01/2055	1,850	1,940,721
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	796,494
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	746,504
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$910	$834,788
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	380	395,370
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,206,381
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(h)	5.50%	11/01/2050	1,110	1,177,981
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,012,382
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,137,599
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,330	1,215,722
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	260	244,746
Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,065	979,233
Series 2024, RB (INS - BAM)(e)	4.38%	10/01/2054	740	695,888
Harris (County of), TX; Series 2025, RB(f)(k)	5.25%	08/15/2054	2,770	2,937,367
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(e)(h)	5.25%	07/01/2048	1,290	1,341,784
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	310	327,543
Series 2026 C, Ref. RB	5.25%	09/01/2051	310	324,953
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	615	655,536
Series 2026 C, Ref. RB	5.50%	09/01/2058	615	650,401
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(h)	5.50%	07/15/2038	310	331,314
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	435	407,723
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	375	385,046
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	985,014
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,230	1,264,936
Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,252,845
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,080	1,134,133
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,375	1,455,961
Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(e)(h)	5.13%	11/01/2028	5,000	5,202,819
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	735	736,457
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(f)	5.50%	08/15/2049	2,495	2,694,697
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,261)(i)(j)	7.50%	11/15/2037	60	60,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,657,331)(i)(j)	2.00%	11/15/2061	1,715	840,506
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,054,521
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,083,467
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	920	724,648
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	740	740,816
Series 2017, Ref. RB	5.00%	01/01/2047	460	457,931
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	177,519
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,025,025
Series 2020, RB	5.25%	10/01/2055	1,680	1,622,577
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	635	686,522
Series 2025, RB(f)	5.25%	02/01/2046	975	1,044,305
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(f)(k)	5.50%	02/01/2050	930	994,732
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	566,988
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,566,164
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,020	1,020,152
Series 2016, Ref. RB	5.00%	05/15/2045	500	491,286
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(i)(j)	6.38%	02/15/2048	$1,490	$1,210,625
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	60,114
Series 2020, Ref. RB	6.75%	11/15/2051	60	56,469
Series 2020, Ref. RB	6.88%	11/15/2055	60	57,226
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2040	1,500	775,873
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	1,865	1,923,804
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	2,520	2,630,113
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2041	1,150	1,209,692
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	2,000	2,151,602
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,000
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	1,855	1,680,232
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	2,510	2,246,507
				67,514,468
Utah–2.47%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(k)	5.50%	06/01/2050	1,410	1,533,718
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	1,110	1,114,539
Series 2021 A, RB(h)	5.00%	07/01/2046	620	634,759
Series 2023 A, RB(h)	5.50%	07/01/2053	2,180	2,280,330
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,369,564
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	981,938
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	4.90%	01/01/2049	1,062	1,082,594
				9,827,842
Virginia–1.86%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,422,683
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	375	375,736
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	894,679
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	1,050	1,062,864
Series 2022, Ref. RB(h)	5.00%	12/31/2057	590	581,252
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	610	605,735
Series 2017, RB(h)	5.00%	12/31/2056	2,505	2,449,362
				7,392,311
Washington–3.20%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	680	727,858
Kalispel Tribe of Indians; Series 2018 B, RB(d)	5.00%	01/01/2032	700	709,282
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	400	427,622
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	1,983,430
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	635	672,193
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,611,882
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	1,675	1,766,236
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	848,185
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,009,011
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2064	625	633,323
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	325	303,125
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	270	240,541
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$847	$815,772
				12,748,460
West Virginia–0.48%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $577,105)(d)(j)	7.50%	06/01/2043	605	638,919
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,278,928
				1,917,847
Wisconsin–4.59%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	500	488,983
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	4,885	1,502,455
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	15,085	2,735,805
Series 2022, RB(d)	5.25%	12/15/2061	1,280	1,258,779
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,826,876
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,001,238
Wisconsin (State of) Public Finance Authority; Series 2025, RB(h)	6.50%	12/31/2065	1,880	2,088,064
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(i)	6.75%	08/01/2031	685	479,500
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	527	527,498
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(h)	5.75%	12/31/2065	630	653,411
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	465	464,987
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(i)	6.38%	01/01/2048	490	220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,275,992
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,265,796
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	615	615,486
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,810	1,839,790
				18,245,160
Total Municipal Obligations (Cost $619,045,060)				614,463,831
			Shares
Exchange-Traded Funds–1.16%
Invesco Intermediate Municipal ETF(q)			38,800	2,009,258
Invesco Rochester High Yield Municipal ETF(q)			51,201	2,610,299
Total Exchange-Traded Funds (Cost $4,600,904)				4,619,557

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(l)			4,500	7,875
TOTAL INVESTMENTS IN SECURITIES(r)–155.58% (Cost $623,645,964)				619,091,263
FLOATING RATE NOTE OBLIGATIONS–(20.65)%
Notes with interest and fee rates ranging from 2.11% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)				(82,155,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.91)%				(146,870,591)
OTHER ASSETS LESS LIABILITIES–1.98%				7,858,393
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$397,924,065
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $33,042,109, which represented 8.30% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $3,117,540, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $6,857,874, which represented 1.72% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,070,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$2,038,746	$-	$-	$(29,488)	$-	$2,009,258	$17,913
Invesco Rochester High Yield Municipal ETF	2,635,315	-	-	(25,016)	-	2,610,299	33,409
Total	$4,674,061	$-	$-	$(54,504)	$-	$4,619,557	$51,322

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	5.54%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $114,851,213 are held by TOB Trusts and serve as collateral for the $82,155,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$614,149,320	$314,511	$614,463,831
Exchange-Traded Funds	4,619,557	—	—	4,619,557
Common Stocks & Other Equity Interests	—	—	7,875	7,875
Total Investments in Securities	4,619,557	614,149,320	322,386	619,091,263
Other Investments - Assets
Investments Matured	—	272,188	—	272,188
Total Investments	$4,619,557	$614,421,508	$322,386	$619,363,451
Invesco Advantage Municipal Income Trust II